Schedule of Income Tax Benefit and Related Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current
Deferred	(4,148,702)	(2,544,004)
Valuation allowance	4,148,702	2,544,004
Total Tax Provision